Investment Securities - Investment Securities Available-for-Sale (Detail) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		$ 66,985	$ 61,817
Available-for-sale securities, Unrealized Gains		334	660
Available-for-sale securities, Unrealized Losses Other-than-Temporary		(6)	(4)
Available-for-sale securities, Unrealized Losses Other		(1,029)	(476)
Available-for-sale securities, Fair Value	[1]	66,284	61,997
U.S. Treasury and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		17,314	4,611
Available-for-sale securities, Unrealized Gains		11	12
Available-for-sale securities, Unrealized Losses Other		(198)	(27)
Available-for-sale securities, Fair Value		17,127	4,596
Mortgage-Backed Securities Residential [Member] | Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		43,558	50,056
Available-for-sale securities, Unrealized Gains		225	384
Available-for-sale securities, Unrealized Losses Other		(645)	(364)
Available-for-sale securities, Fair Value		43,138	50,076
Mortgage-Backed Securities Residential [Member] | Non-Agency Prime [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		240	316
Available-for-sale securities, Unrealized Gains		6	6
Available-for-sale securities, Unrealized Losses Other-than-Temporary		(3)	(3)
Available-for-sale securities, Unrealized Losses Other		(1)	(1)
Available-for-sale securities, Fair Value		242	318
Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		178	221
Available-for-sale securities, Unrealized Gains		20	20
Available-for-sale securities, Unrealized Losses Other-than-Temporary		(3)	(1)
Available-for-sale securities, Fair Value		195	240
Commercial [Member] | Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		15	52
Available-for-sale securities, Fair Value		15	52
Asset-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		475
Available-for-sale securities, Fair Value		483
Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost			16
Available-for-sale securities, Unrealized Gains			3
Available-for-sale securities, Fair Value			19
Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		475	532
Available-for-sale securities, Unrealized Gains		8	9
Available-for-sale securities, Fair Value		483	541
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		5,167	5,149
Available-for-sale securities, Unrealized Gains		55	169
Available-for-sale securities, Unrealized Losses Other		(183)	(2)
Available-for-sale securities, Fair Value		5,039	5,316
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		11	677
Available-for-sale securities, Unrealized Gains			3
Available-for-sale securities, Unrealized Losses Other		(2)	(70)
Available-for-sale securities, Fair Value		9	610
Perpetual Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost			153
Available-for-sale securities, Unrealized Gains			20
Available-for-sale securities, Unrealized Losses Other			(12)
Available-for-sale securities, Fair Value			161
Other Investment [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		27	34
Available-for-sale securities, Unrealized Gains		9	34
Available-for-sale securities, Fair Value		$ 36	$ 68

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.